Document And Entity Information	Jul. 21, 2026
Document Information Line Items
Entity Central Index Key	0002097702
Document Type	F-4/A
Entity Registrant Name	GOWELL ENERGY TECHNOLOGY
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 BULIM LANE 2 #04-51/54
Entity Address, Postal Zip Code	648110
Entity Address, City or Town	Singapore
Entity Address, Country	SG
City Area Code	(713)
Local Phone Number	909-2555
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This registration statement contains two prospectuses, as set forth below.• Primary Offering Prospectus. A primary offering prospectus of GOWell Energy Technology with respect to the issuance of up to 18,981,618 PubCo Ordinary Shares, up to 2,464,986 PubCo Preferred Shares, and 980,392 PubCo Warrants in connection with the completion of the Business Combination; and• Resale Prospectus. A resale prospectus with respect to the resale by the Selling Shareholders named therein of up to 12,944,118 PubCo Ordinary Shares.The resale prospectus is substantively identical to the primary offering prospectus, except for the following:• the resale prospectus contains a different cover page;• a “Selling Shareholders” section is included in the resale prospectus; and• an alternate “Plan of Distribution” section is included in the resale prospectus.This registration statement includes a set of alternate pages after the end of the primary offering prospectus (the “Alternate Pages”) that form a part of the resale prospectus and not the primary offering prospectus. The primary offering prospectus excludes the Alternate Pages and will be used for the primary offering by GOWell Energy Technology. The resale prospectus adds and substitutes the Alternate Pages and will be used for the resale offering by the Selling Shareholders named therein.
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	5050 Westway Park Blvd
Entity Address, Postal Zip Code	77041
Entity Address, City or Town	Houston
City Area Code	(713)
Local Phone Number	909-2555
Contact Personnel Name	GOWell International LLC
Entity Address, Address Line Two	Ste. 100
Entity Address, State or Province	TX